INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
	2016	2015	2014

Computed expected (benefit) income taxes	$(238,000)	$(271,000)	$(535,000)
Increase in valuation allowance	238,000	271,000	535,000
	$-	$-	$-

Schedule of deferred income tax assets
	2016	2015

Deferred income tax asset	$3,835,000	$3,597,000
Valuation allowance	(3,835,000)	(3,597,000)
	$-	$-